FVM - Movements of level 3 instruments - Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	$ 333,382
Balance at the end of period	328,401	$ 333,382
Level 3
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	13,015
Balance at the end of period	13,438	13,015
Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	1,700	2,200
Total gains / losses included in comprehensive income - Net gains / losses included in income	300	(800)
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	300	(400)
Purchases	0	0
Sales	(0)	(0)
Issuances	1,900	1,100
Settlements	(600)	(900)
Transfers into Level 3	0	300
Transfers out of Level 3	(200)	(200)
Foreign currency translation	0	(100)
Balance at the end of period	3,200	1,700
Level 3 | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	100	300
Total gains / losses included in comprehensive income - Net gains / losses included in income	0	(300)
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	0
Purchases	0	0
Sales	(0)	(0)
Issuances	0	100
Settlements	(100)	(0)
Transfers into Level 3	0	0
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	0
Balance at the end of period	100	100
Level 3 | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	1,200	1,500
Total gains / losses included in comprehensive income - Net gains / losses included in income	300	(400)
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	300	(300)
Purchases	0	0
Sales	(0)	(0)
Issuances	1,800	800
Settlements	(400)	(700)
Transfers into Level 3	0	100
Transfers out of Level 3	(200)	(200)
Foreign currency translation	0	0
Balance at the end of period	2,700	1,200
Level 3 | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	300	300
Total gains / losses included in comprehensive income - Net gains / losses included in income	0	(100)
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	0
Purchases	0	0
Sales	(0)	(0)
Issuances	100	100
Settlements	(0)	(100)
Transfers into Level 3	0	100
Transfers out of Level 3	(100)	(0)
Foreign currency translation	0	0
Balance at the end of period	300	300
Level 3 | Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	9,200	11,900
Total gains / losses included in comprehensive income - Net gains / losses included in income	400	(1,300)
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	300	(900)
Purchases	0	0
Sales	(0)	(0)
Issuances	3,500	4,700
Settlements	(3,200)	(3,100)
Transfers into Level 3	500	700
Transfers out of Level 3	(2,600)	(3,300)
Foreign currency translation	0	(300)
Balance at the end of period	7,800	9,200
Level 3 | Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	2,000	3,200
Total gains / losses included in comprehensive income - Net gains / losses included in income	300	(1,000)
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	400	(1,000)
Purchases	0	0
Sales	(0)	(0)
Issuances	200	0
Settlements	(200)	(100)
Transfers into Level 3	0	100
Transfers out of Level 3	(0)	(200)
Foreign currency translation	0	0
Balance at the end of period	$ 2,300	$ 2,000